Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Issued capital [member]	Reserve of equity [member]	Accumulated other comprehensive income [member]	Retained earnings [member]	Total
Balance (in shares) at Dec. 31, 2022	98,956,808
Balance at Dec. 31, 2022	$ 559,933	$ 18,790	$ 784	$ (177,811)	$ 401,696
Statement Line Items [Line Items]
Stock options exercised (in shares)	28,787
Stock options exercised	$ 397	(90)	0	0	307
Restricted and performance share units converted (in shares)	112,605
Restricted and performance share units converted	$ 1,215	(1,215)	0	0	0
Shares issued for cash, net of flow-through share premium liability (in shares)	3,874,450
Shares issued for cash, net of flow-through share premium liability	$ 56,761	0	0	0	56,761
Share issue costs	(3,942)	0	0	0	(3,942)
Share-based compensation	0	3,279	0	0	3,279
Other comprehensive income (loss)	0	0	(3)	0	(3)
Net income	$ 0	0	0	48,659	48,659
Balance (in shares) at Dec. 31, 2023	102,972,650
Balance at Dec. 31, 2023	$ 614,364	20,764	781	(129,152)	506,757
Statement Line Items [Line Items]
Stock options exercised (in shares)	284,866
Stock options exercised	$ 3,474	(926)	0	0	2,548
Restricted and performance share units converted (in shares)	49,779
Restricted and performance share units converted	$ 645	(645)	0	0	0
Share-based compensation	0	4,248	0	0	4,248
Other comprehensive income (loss)	0	0	1	0	1
Net income	$ 0	0	0	77,779	77,779
Deferred share units converted (in shares)	50,000
Deferred share units converted	$ 496	(496)			0
Balance (in shares) at Dec. 31, 2024	103,357,295
Balance at Dec. 31, 2024	$ 618,979	$ 22,945	$ 782	$ (51,373)	$ 591,333